Capital stock	12 Months Ended
Dec. 31, 2021
Capital stock

19. Capital stock

Authorized:

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued:

	Number of common	Amount
	shares outstanding	$’000
Balance at January 1, 2020	317,943,990	$2,588
Shares issued to settle debts	45,241,388	4,749
Share repurchased	(155,000)	(17)
Balance at December 31, 2020	363,030,378	$7,320
Shares issued in private placement	104,086,063	4,270
Share issuance costs	-	(326)
Share repurchased	(550,000)	(20)
Balance at December 31, 2021	466,566,441	$11,244

Preferred shares are non-redeemable and non-transferrable with discretionary dividends and hence are classified as equity. Preferred shares shall be issued at a price of $0.30 per share and will not have voting rights. As at December 31, 2021 and 2020, there were no preferred shares issued by the Company.

Private placement

On March 10, 2021, the Company completed a private placement offering and raised gross proceeds of $7,408 (CAD $9,368) through the issuance of 104,086,063 units of the Company at a price of CAD $0.09 per unit. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at an exercise price of CAD $0.13 until March 10, 2024. Of the total gross proceeds of $7,408, $4,270 was allocated to common shares and $3,138 was allocated to warrants based on the relative fair value method using the share price at the time of the issuance and the Black-Scholes option pricing model.

In connection with the private placement, the Company incurred cash commissions and expenses of $326, of which $188 was allocated to common shares and $138 was allocated to warrants. The Company also issued 2,509,586 Agent compensation options which are exercisable for one unit of the Company at a price of CAD $0.09 per compensation option. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at an exercise price of CAD $0.13 until March 10, 2024. The fair value of the Agent compensation options on grant date was estimated to be $138 using the Black-Scholes option pricing model.

A director of the Company participated in the private placement and subscribed for a total of 57,777,777 units for gross proceeds of $4,112.

Normal Course Issuer Bid

On February 19, 2020, the Company announced that it has received approval from the TSX Venture Exchange (“TSXV”) of its Notice of Intention to Make a Normal Course Issuer Bid (the “NCIB”). Under the NCIB, the Company may purchase for cancellation up to 15,897,199 common shares (the “Shares”) (representing approximately 5% of its 317,943,990 issued and outstanding common shares as of February 17, 2020 over a twelve (12) month period commencing on February 21, 2020. The NCIB expired on February 20, 2021.

During the year ended December 31, 2020, the Company repurchased 155,000 common shares under the NCIB for $17.

On October 26, 2021, the Company announced that it has received approval from the TSXV of its Notice of Intention to Make a NCIB. Under the NCIB, the Company may purchase for cancellation up to 10,000,000 common shares (the “Shares”) (representing approximately 2% of its 467,116,441 issued and outstanding common shares as of October 26, 2021 over a twelve (12) month period commencing on October 26, 2021.

During the year ended December 31, 2021, the Company repurchased 550,000 common shares under the NCIB for $20.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

Shares issued to settle debts

On October 30, 2020, the Company issued 44,040,277 common shares to an entity controlled by a director at a deemed price of approximately $0.227 (CAD $0.30) per share to settle an aggregate face value of $10,000 outstanding debt owed by the Company to the director and entities controlled by the director. The converted face value of the debt consisted of $4,822 of long-term debt with related parties and $5,178 of accounts payable with related parties. Following the debt conversion, the face value of the balance of $1,458 in accounts payable owed to the director and entities controlled by the director in respect of interest, wages, rent and administration expenses was settled in full through a cash payment of $720.

Prior to the debt settlement, the fair value of the outstanding debts in the Company’s consolidated financial statements was $10,147 which consisted of $4,233 of long-term debt with related parties and $5,914 of accounts payable with related parties.

The value of the common shares issued was determined to be $4,630 using a fair market value of approximately $0.105 (CAD $0.14) per common share based on the closing price of the Company’s shares on the date of issuance. The resulting $5,517 gain on settlement of debt was recorded under contributed surplus on the consolidated statements of changes in equity.

On November 24, 2020, the Company issued 1,201,111 common shares to certain directors to settle an aggregate of $128 outstanding directors fees. The value of the common shares issued was determined to be $119 using a fair market value of approximately $0.10 (CAD $0.14) per common share based on the closing price of the Company’s shares on the date of issuance. The resulting $9 gain on settlement of director fees was recorded under contributed surplus on the consolidated statements of changes in equity.

Stock options

Under the Company’s share option plan, and in accordance with TSX Venture Exchange requirements, the number of common shares reserved for issuance under the option plan shall not exceed 10% of the issued and outstanding common shares of the Company, have a maximum term of 5 years and vest at the discretion of the Board of Directors. In connection with the foregoing, the number of common shares reserved for issuance to: (a) any individual director or officer will not exceed 5% of the issued and outstanding common shares; and (b) all consultants will not exceed 2% of the issued and outstanding common shares.

All equity-settled share-based payments are ultimately recognized as an expense in the consolidated statements of loss and comprehensive income (loss) with a corresponding credit to “Contributed Surplus”. If vesting periods or other non-market vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Estimates are subsequently revised if there is any indication that the number of share options expected to vest differs from previous estimates. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in prior periods if share options ultimately exercised are different to that estimated on vesting.

	Year ended December 31, 2021		Year ended December 31, 2020
	Number of options	Weighted Average Price (CAD)	Number of options	Weighted Average Price (CAD)
Balance, beginning of year	17,250,000	$0.118	7,650,000	$0.065
Granted	-	-	9,600,000	0.160
Balance, end of year	17,250,000	$0.118	17,250,000	$0.118

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

As at December 31, 2021, the following stock options were outstanding:

Exercise price (CAD)	Options vested	Options unvested	Total outstanding	Remaining contractual life (years)	Expiry date
$0.065	7,650,000	-	7,650,000	2.74	September 25, 2024
$0.160	3,200,000	6,400,000	9,600,000	3.62	August 13, 2025
	10,850,000	6,400,000	17,250,000	3.23

On August 14, 2020, the Company granted 9,600,000 options to directors, officers, and employees with an exercise price of CAD $0.16 and an expiry date of August 14, 2025. The options vest in three equal trances on the first, second and third anniversary of the grant date. The fair value of the options on grant date was estimated to be $1,440. The fair value of the options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	0.35%
Expected volatility	172.95%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD $ 0.15

During the year ended December 31, 2021, the Company recognized share-based payments expense of $362 (2020 - $382) (2019 - $127).

Agent compensation options

	Year ended December 31, 2021
	Number of Agent compensation options	Weighted average price (CAD)
Balance, beginning of year	-	$-
Issued	2,509,586	0.09
Balance, end of year	2,509,586	$0.09

In connection with the private placement on March 10, 2021, the Company issued 2,509,586 Agent compensation options which are exercisable for one unit of the Company at a price of CAD $0.09 per Agent compensation option. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at an exercise price of CAD $0.13 until March 10, 2024. The fair value of the Agent compensation options on grant date was estimated to be $138. The fair value of the Agent compensation options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	0.25%
Expected volatility	140.69%
Expected life (years)	3
Expected dividend yield	0%
Unit price	CAD $ 0.09

As at December 31, 2021 the following Agent compensation options were outstanding:

Exercise price (CAD)	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.09	2,509,586	2.19	March 10, 2024

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

Warrants

	Year ended December 31, 2021
	Number of warrants	Weighted average price (CAD)
Balance, beginning of year	-	$-
Issued	104,086,063	0.13
Balance, end of year	104,086,063	$0.13

In connection with the March 10, 2021 private placement, the Company issued 104,086,063 common share purchase warrants. Each warrant entitles the holder thereof to purchase one common share at an exercise price of CAD $0.13 until March 10, 2024. The fair value of the warrants on grant date was estimated to be $5,441. The fair value of the warrants was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	0.25%
Expected volatility	140.69%
Expected life (years)	3
Expected dividend yield	0%
Stock price	CAD $ 0.09

As at December 31, 2021 the following warrants were outstanding:

Exercise price	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.13	104,086,063	2.19	March 10, 2024